As filed with the Securities and Exchange Commission on April 4 , 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – February 29, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
(Unaudited)
February 29, 2012

Dividend Plus+ Income Fund

Managed By MAI Wealth Advisors, LLC

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Additional Information	15

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS FEBRUARY 29, 2012

Shares	Security Description	Value
Common Stock - 46.6%
Communications - 1.5%
22,700	Vodafone Group PLC, ADR (a)(b)	$614,943

Consumer Discretionary - 2.9%
6,600	McDonald's Corp. (a)(b)	655,248
11,000	The Home Depot, Inc. (a)(b)	523,270
		1,178,518
Consumer Staples – 6.5%
21,800	Archer-Daniels-Midland Co. (a)(b)	680,160
5,700	Diageo PLC, ADR (a)(b)	544,692
11,900	PepsiCo, Inc. (a)(b)	748,986
8,300	Philip Morris International, Inc. (a)(b)	693,216
		2,667,054
Energy - 6.5%
6,800	Chevron Corp. (a)(b)	742,016
9,100	ConocoPhillips (a)(b)	696,605
6,800	Exxon Mobil Corp. (a)(b)	588,200
8,700	Royal Dutch Shell PLC, ADR (a)(b)	635,883
		2,662,704
Financials - 5.4%
29,900	Annaly Capital Management, Inc. REIT (a)(b)	496,938
14,500	JPMorgan Chase & Co. (a)(b)	568,980
8,300	T. Rowe Price Group, Inc. (a)(b)	511,197
8,900	The Chubb Corp. (a)(b)	604,844
		2,181,959
Health Care – 6.7%
12,200	Abbott Laboratories (a)(b)	690,642
15,700	GlaxoSmithKline PLC, ADR (a)(b)	695,667
12,200	Johnson & Johnson (a)(b)	793,976
14,700	Medtronic, Inc. (a)(b)	560,364
		2,740,649

Industrials - 6.8%
35,600	General Electric Co. (a)(b)	678,180
10,900	Honeywell International, Inc. (a)(b)	649,313
10,900	Norfolk Southern Corp. (a)(b)	751,010
9,100	The Boeing Co. (a)(b)	682,045
		2,760,548
Information Technology - 6.4%
14,000	Analog Devices, Inc. (a)(b)	548,940
3,200	International Business Machines Corp. (a)(b)	629,536
23,800	Microsoft Corp. (a)(b)	755,412
11,000	QUALCOMM, Inc. (a)(b)	683,980
		2,617,868
Materials - 2.7%
7,000	BHP Billiton, Ltd., ADR (a)(b)	537,740
13,000	Nucor Corp. (a)(b)	565,890
		1,103,630
Utilities - 1.2%
8,100	NextEra Energy, Inc. (a)(b)	482,031
Total Common Stock (Cost $18,045,884)	19,009,904

Money Market Funds - 47.6%
19,387,241	Fidelity Institutional Cash Money Market Fund, 0.20% (c) (Cost $19,387,241)	19,387,241

Total Investments - 94.2% (Cost $37,433,125)*	$38,397,145
Total Written Options - (0.7)% (Premiums Received $(334,741))*	(279,086)
Other Assets & Liabilities, Net – 6.5%	2,647,835
Net Assets – 100.0%	$40,765,894

See Notes to Financial Statements.	1

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 29, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.7)%
Call Options Written - (0.5)%
(16)	Abbott Laboratories	$57.50	03/12	$(304)
(16)	Abbott Laboratories	55.00	03/12	(2,816)
(30)	Abbott Laboratories	57.50	04/12	(1,890)
(17)	Analog Devices, Inc.	42.00	03/12	(17)
(46)	Analog Devices, Inc.	41.00	03/12	(460)
(24)	Analog Devices, Inc.	40.00	03/12	(840)
(21)	Analog Devices, Inc.	43.00	04/12	(263)
(40)	Annaly Capital Management, Inc. REIT	17.00	03/12	(80)
(133)	Archer-Daniels-Midland Co.	32.00	03/12	(3,857)
(51)	Archer-Daniels-Midland Co.	31.00	03/12	(4,029)
(18)	Archer-Daniels-Midland Co.	33.00	04/12	(504)
(11)	BHP Billiton, Ltd., ADR	85.00	03/12	(132)
(9)	BHP Billiton, Ltd., ADR	80.00	03/12	(432)
(20)	BHP Billiton, Ltd., ADR	85.00	04/12	(1,380)
(17)	Chevron Corp.	110.00	03/12	(2,125)
(9)	Chevron Corp.	105.00	03/12	(4,149)
(22)	Chevron Corp.	115.00	04/12	(1,980)
(58)	ConocoPhillips	75.00	03/12	(12,760)
(18)	ConocoPhillips	77.50	04/12	(2,898)
(10)	Diageo PLC, ADR	100.00	04/12	(550)
(28)	Diageo PLC, ADR	95.00	04/12	(7,560)
(44)	Exxon Mobil Corp.	87.50	03/12	(3,388)
(34)	General Electric Co.	20.00	03/12	(170)
(142)	General Electric Co.	20.00	04/12	(2,840)
(30)	GlaxoSmithKline PLC, ADR	45.84	03/12	(450)
(33)	GlaxoSmithKline PLC, ADR	44.84	03/12	(1,320)
(38)	GlaxoSmithKline PLC, ADR	47.00	04/12	(760)
(11)	Honeywell International, Inc.	62.50	03/12	(121)
(50)	Honeywell International, Inc.	60.00	03/12	(3,450)
(31)	Honeywell International, Inc.	62.50	04/12	(2,046)
(11)	International Business Machines Corp.	200.00	03/12	(1,375)
(11)	International Business Machines Corp.	205.00	04/12	(2,321)
(22)	Johnson & Johnson	65.00	03/12	(1,166)
(54)	Johnson & Johnson	65.00	04/12	(6,156)
(18)	JPMorgan Chase & Co.	40.00	03/12	(990)
(42)	JPMorgan Chase & Co.	39.00	03/12	(4,326)
(30)	JPMorgan Chase & Co.	37.00	03/12	(7,530)
(18)	JPMorgan Chase & Co.	42.00	04/12	(738)
(28)	JPMorgan Chase & Co.	40.00	04/12	(2,996)
(39)	McDonald's Corp.	105.00	04/12	(1,326)
(15)	McDonald's Corp.	100.00	04/12	(2,655)
(16)	Medtronic, Inc.	42.00	03/12	(16)
(56)	Medtronic, Inc.	41.00	03/12	(112)
(15)	Medtronic, Inc.	40.00	03/12	(90)
(29)	Medtronic, Inc.	41.00	04/12	(449)
(128)	Microsoft Corp.	31.00	03/12	(12,160)
(72)	Microsoft Corp.	30.00	03/12	(13,104)
(53)	NextEra Energy, Inc.	60.00	04/12	(4,770)
(10)	Norfolk Southern Corp.	77.50	03/12	(100)
(11)	Norfolk Southern Corp.	70.00	03/12	(880)
(8)	Norfolk Southern Corp.	67.50	03/12	(1,920)
(21)	Norfolk Southern Corp.	72.50	04/12	(1,680)
(15)	Nucor Corp.	46.00	03/12	(120)
(43)	Nucor Corp.	45.00	03/12	(1,161)
(28)	Nucor Corp.	48.00	04/12	(420)
(15)	Nucor Corp.	47.00	04/12	(495)
(17)	PepsiCo, Inc.	67.50	03/12	(34)
(11)	PepsiCo, Inc.	62.50	03/12	(935)
(43)	PepsiCo, Inc.	65.00	04/12	(1,462)
(20)	PepsiCo, Inc.	62.50	04/12	(2,680)
(10)	Philip Morris International, Inc.	82.50	03/12	(1,610)
(23)	Philip Morris International, Inc.	77.50	03/12	(14,237)
(19)	Philip Morris International, Inc.	85.00	04/12	(2,033)
(45)	QUALCOMM, Inc.	62.50	03/12	(3,960)
(19)	QUALCOMM, Inc.	67.50	04/12	(874)
(32)	QUALCOMM, Inc.	65.00	04/12	(3,328)
(45)	Royal Dutch Shell PLC, ADR	75.00	03/12	(1,800)
(17)	Royal Dutch Shell PLC, ADR	75.00	04/12	(2,040)

See Notes to Financial Statements.	2

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 29, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value
(34)	T. Rowe Price Group, Inc.	$60.00	03/12	$(7,395)
(39)	T. Rowe Price Group, Inc.	65.00	04/12	(3,120)
(47)	The Boeing Co.	77.50	03/12	(1,081)
(17)	The Boeing Co.	80.00	04/12	(731)
(32)	The Chubb Corp.	70.00	03/12	(640)
(16)	The Home Depot, Inc.	48.00	03/12	(592)
(68)	The Home Depot, Inc.	46.00	03/12	(11,492)
(73)	Vodafone Group PLC, ADR	28.00	03/12	(657)
(61)	Vodafone Group PLC, ADR	29.00	04/12	(610)
Total Call Options Written (Premiums Received $(172,539))				(193,938)
Put Options Written - (0.2)%
(19)	Abbott Laboratories	55.00	03/12	(209)
(42)	Abbott Laboratories	52.50	03/12	(84)
(14)	Abbott Laboratories	55.00	04/12	(980)
(17)	Abbott Laboratories	52.50	04/12	(425)
(20)	Analog Devices, Inc.	40.00	03/12	(2,700)
(36)	Analog Devices, Inc.	38.00	03/12	(1,080)
(18)	Analog Devices, Inc.	36.00	03/12	(18)
(18)	Analog Devices, Inc.	32.00	03/12	(18)
(29)	Analog Devices, Inc.	36.00	04/12	(1,073)
(64)	Annaly Capital Management, Inc. REIT	17.00	03/12	(2,816)
(38)	Archer-Daniels-Midland Co.	30.00	03/12	(532)
(51)	Archer-Daniels-Midland Co.	29.00	03/12	(459)
(34)	Archer-Daniels-Midland Co.	27.00	03/12	(68)
(41)	Archer-Daniels-Midland Co.	26.00	03/12	(82)
(10)	Archer-Daniels-Midland Co.	29.00	04/12	(315)
(21)	Archer-Daniels-Midland Co.	28.00	04/12	(420)
(15)	BHP Billiton, Ltd., ADR	75.00	03/12	(1,515)
(15)	BHP Billiton, Ltd., ADR	72.50	03/12	(810)
(28)	BHP Billiton, Ltd., ADR	70.00	03/12	(644)
(9)	Chevron Corp.	105.00	03/12	(414)
(31)	Chevron Corp.	100.00	03/12	(403)
(19)	Chevron Corp.	95.00	03/12	(76)
(10)	Chevron Corp.	92.50	03/12	(30)
(19)	ConocoPhillips	72.50	03/12	(342)
(23)	ConocoPhillips	70.00	03/12	(253)
(17)	ConocoPhillips	65.00	03/12	(85)
(18)	ConocoPhillips	67.50	04/12	(468)
(9)	Diageo PLC, ADR	95.00	03/12	(810)
(15)	Diageo PLC, ADR	90.00	03/12	(150)
(44)	Diageo PLC, ADR	85.00	04/12	(1,100)
(39)	Exxon Mobil Corp.	82.50	03/12	(780)
(20)	Exxon Mobil Corp.	80.00	03/12	(160)
(141)	General Electric Co.	18.00	03/12	(846)
(38)	General Electric Co.	17.00	03/12	(76)
(46)	General Electric Co.	18.00	04/12	(1,196)
(46)	General Electric Co.	17.00	04/12	(644)
(26)	General Electric Co.	16.00	04/12	(169)
(21)	GlaxoSmithKline PLC, ADR	43.84	03/12	(840)
(27)	GlaxoSmithKline PLC, ADR	42.84	03/12	(540)
(49)	GlaxoSmithKline PLC, ADR	41.84	03/12	(49)
(30)	GlaxoSmithKline PLC, ADR	41.00	04/12	(825)
(43)	Honeywell International, Inc.	57.50	03/12	(1,376)
(20)	Honeywell International, Inc.	52.50	03/12	(100)
(22)	Honeywell International, Inc.	49.00	03/12	(22)
(10)	International Business Machines Corp.	185.00	03/12	(360)
(13)	International Business Machines Corp.	175.00	03/12	(156)
(7)	International Business Machines Corp.	175.00	04/12	(630)
(21)	Johnson & Johnson	65.00	03/12	(1,197)
(42)	Johnson & Johnson	62.50	03/12	(294)
(30)	Johnson & Johnson	62.50	04/12	(1,440)
(25)	JPMorgan Chase & Co.	38.00	03/12	(100)
(20)	JPMorgan Chase & Co.	34.00	03/12	(80)
(31)	JPMorgan Chase & Co.	33.00	03/12	(93)
(33)	JPMorgan Chase & Co.	31.00	03/12	(33)
(22)	JPMorgan Chase & Co.	33.00	04/12	(418)
(31)	McDonald's Corp.	95.00	03/12	(775)
(16)	McDonald's Corp.	95.00	04/12	(1,312)

See Notes to Financial Statements.	3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN FEBRUARY 29, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value
(30)	Medtronic, Inc.	$37.00	03/12	$(690)
(12)	Medtronic, Inc.	36.00	03/12	(144)
(49)	Medtronic, Inc.	35.00	03/12	(245)
(31)	Medtronic, Inc.	35.00	04/12	(992)
(12)	Medtronic, Inc.	34.00	04/12	(288)
(51)	Microsoft Corp.	31.00	03/12	(1,122)
(44)	Microsoft Corp.	30.00	03/12	(308)
(37)	Microsoft Corp.	29.00	03/12	(111)
(41)	Microsoft Corp.	28.00	03/12	(82)
(44)	Microsoft Corp.	28.00	04/12	(616)
(27)	NextEra Energy, Inc.	60.00	03/12	(2,025)
(17)	NextEra Energy, Inc.	55.00	03/12	(17)
(22)	NextEra Energy, Inc.	57.50	04/12	(1,430)
(31)	Norfolk Southern Corp.	67.50	03/12	(2,325)
(15)	Norfolk Southern Corp.	65.00	03/12	(375)
(14)	Norfolk Southern Corp.	65.00	04/12	(1,260)
(21)	Norfolk Southern Corp.	62.50	04/12	(1,155)
(15)	Nucor Corp.	44.00	03/12	(1,635)
(15)	Nucor Corp.	43.00	03/12	(900)
(40)	Nucor Corp.	41.00	03/12	(720)
(14)	Nucor Corp.	38.00	03/12	(56)
(15)	Nucor Corp.	40.00	04/12	(885)
(15)	Nucor Corp.	37.00	04/12	(398)
(44)	PepsiCo, Inc.	62.50	03/12	(1,760)
(30)	PepsiCo, Inc.	60.00	04/12	(1,020)
(19)	Philip Morris International, Inc.	77.50	03/12	(152)
(18)	Philip Morris International, Inc.	70.00	03/12	(99)
(19)	Philip Morris International, Inc.	80.00	04/12	(1,900)
(25)	QUALCOMM, Inc.	60.00	03/12	(900)
(24)	QUALCOMM, Inc.	52.50	03/12	(84)
(19)	QUALCOMM, Inc.	57.50	04/12	(1,482)
(29)	QUALCOMM, Inc.	55.00	04/12	(1,247)
(20)	Royal Dutch Shell PLC, ADR	70.00	03/12	(500)
(49)	Royal Dutch Shell PLC, ADR	65.00	03/12	(294)
(8)	Royal Dutch Shell PLC, ADR	65.00	04/12	(280)
(38)	T. Rowe Price Group, Inc.	60.00	03/12	(2,850)
(24)	T. Rowe Price Group, Inc.	55.00	03/12	(300)
(11)	T. Rowe Price Group, Inc.	55.00	04/12	(605)
(19)	The Boeing Co.	72.50	03/12	(874)
(40)	The Boeing Co.	70.00	03/12	(760)
(13)	The Boeing Co.	67.50	04/12	(585)
(48)	The Chubb Corp.	70.00	03/12	(12,168)
(27)	The Chubb Corp.	65.00	04/12	(2,133)
(21)	The Home Depot, Inc.	46.00	03/12	(588)
(38)	The Home Depot, Inc.	44.00	03/12	(380)
(19)	The Home Depot, Inc.	43.00	03/12	(114)
(23)	The Home Depot, Inc.	42.00	03/12	(115)
(47)	Vodafone Group PLC, ADR	27.00	03/12	(1,457)
(48)	Vodafone Group PLC, ADR	26.00	03/12	(48)
(28)	Vodafone Group PLC, ADR	26.00	04/12	(1,064)
(36)	Vodafone Group PLC, ADR	25.00	04/12	(720)
Total Put Options Written (Premiums Received $(162,202))	(85,148)
Total Written Options - (0.7)% (Premiums Received $(334,741))	$(279,086)

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN FEBRUARY 29, 2012

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of February 29, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,286,869
Gross Unrealized Depreciation	(267,194)
Net Unrealized Appreciation	$1,019,675

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 29, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$614,943	$-	$-	$614,943
Consumer Discretionary	1,178,518	-	-	1,178,518
Consumer Staples	2,667,054	-	-	2,667,054
Energy	2,662,704	-	-	2,662,704
Financials	2,181,959	-	-	2,181,959
Health Care	2,740,649	-	-	2,740,649
Industrials	2,760,548	-	-	2,760,548
Information Technology	2,617,868	-	-	2,617,868
Materials	1,103,630	-	-	1,103,630
Utilities	482,031	-	-	482,031
Money Market Funds	-	19,387,241	-	19,387,241
Total Investments At Value	19,009,904	19,387,241	-	38,397,145
Total Assets	$19,009,904	$19,387,241	$-	$38,397,145
Liabilities
Other Financial Instruments**
Written Options	(279,086)	-	-	(279,086)
Total Liabilities	$(279,086)	$-	$-	$(279,086)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reported at their market value at period end.

AFA
PORTFOLIO BREAKDOWN
% of Net Assets

Common Stock	46.6%
Money Market Fund ***	47.6%
Written Options	(0.7)%
Other Assets & Liabilities, Net	6.5%
100.0%
AFA
***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

SECTOR BREAKDOWN
% of Common Stock

Communications	3.2%
Consumer Discretionary	6.2%
Consumer Staples	14.0%
Energy	14.0%
Financials	11.5%
Health Care	14.4%
Industrials	14.5%
Information Technology	13.8%
Materials	5.8%
Utilities	2.6%
100.0%

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 29, 2012

ASSETS
Total investments, at value (Cost $37,433,125)	$38,397,145
Deposits with brokers	2,202,003
Receivables:
Fund shares sold	273,641
Investment securities sold	192,427
Dividends	105,104
Prepaid expenses	14,885
Total Assets	41,185,205

LIABILITIES
Payables:
Call options written, at value (Premiums received $172,539)	193,938
Put options written, at value (Premiums received $162,202)	85,148
Investment securities purchased	94,940
Accrued Liabilities:
Investment adviser fees	11,178
Fund services fees	9,340
Compliance services fees	2,048
Other expenses	22,719
Total Liabilities	419,311

NET ASSETS	$40,765,894

COMPONENTS OF NET ASSETS
Paid-in capital	$39,421,180
Undistributed net investment income	55,290
Accumulated net realized gain	269,749
Net unrealized appreciation	1,019,675
NET ASSETS	$40,765,894

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	3,302,024
Investor Class	532,170

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $35,094,746)	$10.63
Investor Class (based on net assets of $5,671,148)	$10.66

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED FEBRUARY 29, 2012

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,953)	$326,327
Total Investment Income	326,327

EXPENSES
Investment adviser fees	125,404
Fund services fees	82,679
Transfer agent fees:
Institutional Class	4,409
Investor Class	4,748
Distribution fees:
Investor Class	6,662
Custodian fees	5,196
Registration fees:
Institutional Class	8,107
Investor Class	7,089
Professional fees	24,924
Trustees' fees and expenses	608
Compliance services fees	13,004
Miscellaneous expenses	17,019
Total Expenses	299,849
Fees waived and expenses reimbursed	(127,650)
Net Expenses	172,199

NET INVESTMENT INCOME	154,128

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(116,768)
Written options	902,887
Net realized gain	786,119
Net change in unrealized appreciation (depreciation) on:
Investments	1,614,122
Written options	28,089
Net change in unrealized appreciation (depreciation)	1,642,211
NET REALIZED AND UNREALIZED GAIN	2,428,330
INCREASE IN NET ASSETS FROM OPERATIONS	$2,582,458

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 29, 2012	September 23, 2010* through August 31, 2011
OPERATIONS
Net investment income	$154,128	$114,044
Net realized gain	786,119	684,674
Net change in unrealized appreciation (depreciation)	1,642,211	(622,536)
Increase in Net Assets Resulting from Operations	2,582,458	176,182

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(112,516)	(161,899)
Investor Class	(5,536)	(22,707)
Net realized gain:
Institutional Class	(998,571)	(1,087)
Investor Class	(201,384)	(2)
Total Distributions to Shareholders	(1,318,007)	(185,695)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	9,988,798	27,896,886
Investor Class	639,222	5,840,526
Reinvestment of distributions:
Institutional Class	1,110,919	161,087
Investor Class	204,645	22,577
Redemption of shares:
Institutional Class	(2,996,700)	(2,133,716)
Investor Class	(509,108)	(714,180)
Increase in Net Assets from Capital Share Transactions	8,437,776	31,073,180
Increase in Net Assets	9,702,227	31,063,667

NET ASSETS
Beginning of Period	31,063,667	-
End of Period (Including line (a))	$40,765,894	$31,063,667

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	954,971	2,717,970
Investor Class	61,400	566,454
Reinvestment of distributions:
Institutional Class	108,936	15,316
Investor Class	20,016	2,163
Redemption of shares:
Institutional Class	(289,204)	(205,965)
Investor Class	(49,257)	(68,606)
Increase in Shares	806,862	3,027,332

(a) Undistributed net investment income.	$55,290	$19,214
* Commencement of operations.

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 29, 2012		September 23, 2010 (a) through August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.26		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.06
Net realized and unrealized gain (loss)	0.75		0.28
Total from Investment Operations	0.80		0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.04)		(0.08)
Net realized gain	(0.39)		—	(c)
Total Distributions to Shareholders	(0.43)		(0.08)
NET ASSET VALUE, End of Period	$10.63		$10.26
TOTAL RETURN	8.04	%(d)	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$35,095		$25,929
Ratios to Average Net Assets:
Net investment income	0.97	%(e)	0.61	%(e)
Net expense	0.99	%(e)	0.99	%(e)
Gross expense (f)	1.70	%(e)	2.45	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	105	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended February 29, 2012		December 2, 2010 (a) through August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning of Period	$10.27		$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.04		0.03
Net realized and unrealized gain (loss)	0.75		0.10
Total from Investment Operations	0.79		0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)		(0.05)
Net realized gain	(0.39)		—	(c)
Total Distributions to Shareholders	(0.40)		(0.05)
NET ASSET VALUE, End of Period	$10.66		$10.27
TOTAL RETURN	7.88	%(d)	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,671		$5,135
Ratios to Average Net Assets:
Net investment income	0.69	%(e)	0.38	%(e)
Net expense	1.24	%(e)	1.24	%(e)
Gross expense (f)	2.32	%(e)	3.12	%(e)
PORTFOLIO TURNOVER RATE	48	%(d)	105	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2012

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotation.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of February 29, 2012, for the Fund’s investments is included in the Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

11

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2012

determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of February 29, 2012, are disclosed in the Fund’s Schedule of Call and Put Options Written. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into written options with a total value of $1,565,810 during the period ended February 29, 2012.

Transactions in written options during the period ended February 29, 2012, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2011	(2,783)	$(166,740)	(2,714)	$(192,996)
Options written	(11,336)	(838,945)	(13,098)	(726,865)
Options terminated in closing transactions	4,015	355,369	964	85,162
Options exercised	1,391	128,991	378	31,435
Options expired	6,190	348,786	11,461	641,062
Options Outstanding, February 29, 2012	(2,523)	$(172,539)	(3,009)	$(162,202)

Derivatives Transactions - The Fund’s use of derivatives during the period ended February 29, 2012, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts
	Call options written, at value	$(193,938)
	Put options written, at value	(85,148)

Realized and unrealized gains and losses on derivatives contracts entered into during the period ended February 29, 2012, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts
	Realized gain (loss) – Written Options and Change in unrealized appreciation (depreciation) – Written Options	$902,887	$28,089

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

12

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2012

As of February 29, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax returns filed in the one-year period ended August 31, 2011, remain subject to examination by the Internal Revenue Service.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Wealth Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2013, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. During the period ended February 29, 2012, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$74,259	$9,714	$43,677	$127,650

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. During the period ended February 29, 2012, the Adviser waived fees and/or reimbursed expenses as follows:

13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2012

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2011	$231,343	August 31, 2014	$-
February 29, 2012	83,973	August 31, 2015	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended February 29, 2012, were $8,220,860 and $7,812,941, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of August 31, 2011, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,045,128
Unrealized Depreciation	(964,865)
Total	$80,263

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and straddles.

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

Note 8. Regulated Investment Company Modernization Act

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act makes changes to several of the federal income and excise tax provisions impacting the Fund. In general, the provisions of the Modernization Act will be effective for the Fund's fiscal period ending August 31, 2012. The Modernization Act provides several benefits, including unlimited carryover on future capital losses, simplification provisions on asset diversification and/or qualifying income tests, and several provisions aimed at preserving the character of distributions made by a fiscal year regulated investment company. Relevant information regarding the impact of the Modernization Act on the Fund, if any, will be included in the August 31, 2012 annual report.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

14

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 29, 2012

Investment Advisory Agreement Approval

At the September 16, 2011 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the “Advisory Agreement”). In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and Atlantic, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and the total expense ratio of the Fund compare to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

Nature, Extent and Quality of Services

Based on a presentation from senior representatives of the Adviser and a discussion of the Adviser’s personnel, operations and financial condition, the Board considered the quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal investment responsibility for the Fund’s investments as well as the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Adviser’s senior management and staff. The Board considered the adequacy of the Adviser’s resources and quality of services provided by the Adviser under the Advisory Agreement between the Trust and the Adviser.

The Board also considered the quality of the Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions as well as the financial condition and operational stability of the Adviser. The Board noted the Adviser’s representation that the firm is financially stable and able to provide investment advisory services to the Fund.

Based on the foregoing, the Board concluded that the nature, extent and quality of services provided and to be provided to the Fund under the Advisory Agreement were appropriate in light of their investment objective and, thus, supported a decision to approve the Advisory Agreement.

Costs of Services and Profitability

The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. The Board also considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s profit attributable to management of the Fund was not a material factor in approving the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the year-to-date performance of the Fund as of June 30, 2011. The Board noted that the Fund underperformed its primary benchmark, the S&P 500 Index for the period. Based on information provided by the Adviser, the Board noted the Fund exhibited less volatility and outperformed its benchmark from its peak in April 2011 to the bottom in June 2011. The Board also noted that the inception-to-date performance of the Fund was negatively impacted because the Adviser took approximately one month to fully implement its strategy after the Fund commenced operations. Based on the foregoing, the Board determined that the Adviser’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on fee rates, expenses and performance of similar mutual funds. The Board noted that the Adviser’s actual advisory fee rate for the Fund was above the median advisory fee rate of its Lipper Inc. peer group, its actual total expenses were below the median total expenses of its Lipper Inc. peer group. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate charged to the Fund appeared to be within a reasonable range in light of the services it provides to the Fund.

15

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 29, 2012

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser currently is not proposing breakpoints or changes in fees at this time. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund other than the use of soft-dollars generated by the Fund within the limitations set forth in Section 28(e) of the Securities and Exchange Act of 1934, as amended. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio, is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.  The Fund’s proxy voting record for the period of September 23, 2010 (the Fund’s commencement of operations) through June 30, 2011, is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011, through February 29, 2012.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

16

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION FEBRUARY 29, 2012

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 1, 2011	February 29, 2012	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,080.36	$5.12	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.94	$4.97	0.99%
Investor Class
Actual	$1,000.00	$1,078.77	$6.41	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.70	$6.22	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

17

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Wealth Advisors, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-SAR-0212

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	April 4, 2012

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 4, 2012